SCHEDULE OF WARRANTS ACTIVITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Number of Warrants, Beginning balance	49,120,917	55,995,917
Weighted Average Exercise Price, Beginning balance
Weighted Average Remaining Contractual Life (In Years), Ending balance	2 years 7 months 20 days	1 year 9 months 29 days	2 years 9 months 7 days
Number of Warrants, Granted	8,500,000	3,125,000
Weighted Average Exercise Price, Granted
Number of Warrants, Exercised	(5,439,184)	(10,000)
Weighted Average Exercise Price, Exercised
Number of Warrants, Cancelled/Forfeited	(3,209,454)
Weighted Average Exercise Price, Cancelled/Forfeited
Number of Warrants, Ending balance	48,972,279	49,120,917	55,995,917
Weighted Average Exercise Price, Ending balance
Number of Warrants, Intrinsic Value	$ 1,248,451